Putnam
Money
Market
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-98

[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

There's no doubt that the past several months have represented a trying time for most investors. Fortunately, the unprecedented string of international events that rattled global stock and bond markets had a relatively salutary effect on domestic money markets. Indeed, as foreign investors panicked about plummeting stock markets, they began a flight to quality -- selling hedge funds and emerging-markets funds in favor of the relative safety of U.S. Treasury bonds and money market funds. At the same time, however, short-term interest rates continued to fall, limiting the yields available on money market securities. Putnam Money Market Fund's recent performance reflects this mixed environment. For the 12 months ended September 30, 1998, the fund's class A shares returned 5.29% at net asset value. You can find additional performance information on pages 4, 5 and 6.

* SLOWER ECONOMY PROMPTS FEDERAL RESERVE ACTION

For most of the annual period, the U.S. economy continued to grow, although its pace slowed considerably as the effects of Asian, Russian, and Latin American financial crises began to emerge. After posting a torrid 5.5% gain during the first quarter of 1998, gross domestic product growth dropped back to 1.8% in the second quarter. By the end of September, government reports found exports slumping, manufacturing activity deteriorating, construction spending flattening, and consumer confidence slipping.

Against this backdrop of waning economic strength and escalating fears of spreading global financial woes, many analysts and money market participants began to expect the Federal Reserve Board to reduce short-term interest rates. In fact, interest rates on money market securities had already been trending downward for some time. Your fund's manager, Joanne Driscoll, attributes this to global stock market volatility, concerns about credit quality among lower-rated bonds, and the ongoing flight to quality that drove security prices up. At the end of September, the Fed finally took action, lowering the federal funds rate for the first time in nearly three years by one quarter of a percentage point.

With interest rates falling throughout the period, Joanne has redoubled efforts to maintain current income while preserving capital and staying focused on investments of superior quality. Extending portfolio duration has been one of the most important elements of her strategy. While portfolio duration was relatively neutral -- neither short nor long -- at the fund's fiscal midpoint, Joanne has since lengthened it to match or even slightly exceed the average maintained by the fund's peer group. This slightly longer duration has helped the fund lock in the highest available money market yields while reducing the frequency with which the fund must reinvest assets in the current falling interest-rate environment.

* CREDIT QUALITY AND CAPITAL PRESERVATION ARE KEY CONCERNS FOR MORE
  INVESTORS

The recent downshift in the U.S. economy has brought concerns about credit quality and capital preservation to the forefront for many investors. High quality money market funds like yours have remained attractive throughout this period, experiencing record inflows of new capital. In fact, total assets of all taxable money market funds stood at over $1 trillion by September 30.

Putnam Money Market Fund has always made capital preservation and credit quality top priorities, investing in a wide spectrum of superior quality money market securities. Over the past six months, your fund manager has bolstered quality even further by increasing the portfolio's holdings of securities issued by U.S. government agencies, which are the highest quality investments available. This move was designed to further insulate the portfolio from the increasing market volatility.

As always, fund management continues to seek portfolio investments that are rated by two or more nationally recognized rating services, with at least two ratings in the top two categories. If a security has been rated by only one service, its rating must be within the service's top two categories.

In the coming months, your fund's manager will continue to pursue the conservative strategies that have served shareholders well thus far. She will remain especially watchful of credit quality and focused on preserving capital while continuing to seek out appropriate opportunities to generate current income in today's low interest-rate environment.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 18, 1998

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/98, there is no guarantee the fund will continue to hold these securities in the future. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE COMPARISONS (9/30/98)
                                                       Current
                                                       return*
----------------------------------------------------------------
Passbook savings account                                  1.74%
----------------------------------------------------------------
Taxable money market fund (7-day yield)                   5.05
----------------------------------------------------------------
3-month certificate of deposit                            3.96
----------------------------------------------------------------
Putnam Money Market Fund (7-day yield)
----------------------------------------------------------------
    Class A                                               5.32
----------------------------------------------------------------
    Class B                                               4.82
----------------------------------------------------------------
    Class M                                               5.17
----------------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals.

*Sources: BankBoston (passbook savings), Bank Rate Monitor (3-month CDs),
 IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Money Market Fund is designed for investors seeking current income consistent with capital preservation, stable principal, and liquidity.

TOTAL RETURN AND YIELDS FOR PERIODS ENDED 9/30/98

                            Class A           Class B            Class M
(inception date)           (10/1/76)         (4/27/92)          (12/8/94)
                              NAV           NAV     CDSC           NAV
------------------------------------------------------------------------------
1 year                       5.29%         4.78%   -0.22%         5.14%
------------------------------------------------------------------------------
5 years                     26.71         23.54    21.54         25.75
Annual average               4.85          4.32     3.98          4.69
------------------------------------------------------------------------------
10 years                    68.45         60.50    60.50         65.93
Annual average               5.35          4.84     4.84          5.19
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current 7-day yield1         5.32%         4.82%    4.82%         5.17%
------------------------------------------------------------------------------
Current 30-day yield1        5.31          4.86     4.86          5.16
------------------------------------------------------------------------------

1The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance.

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/98

                                                  Lipper Money      Consumer
                                                 Market Average    Price Index
------------------------------------------------------------------------------
1 year                                                4.93%           1.36%
------------------------------------------------------------------------------
5 years                                              25.60           12.61
Annual average                                        4.66            2.40
------------------------------------------------------------------------------
10 years                                             67.34           36.39
Annual average                                        5.28            3.15
------------------------------------------------------------------------------

Past performance is no assurance of future results. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns will fluctuate. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund's holdings do not match those in the Lipper average. Yield data more closely reflect the current earnings of the fund.

Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the higher operating expenses applicable to such shares. One-, five- (when available), and life of fund returns for class B shares reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. All returns assume reinvestment of distributions at NAV.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.

DISTRIBUTION INFORMATION
12 months ended 9/30/98

                          Class A     Class B      Class M
--------------------------------------------------------------------
Distributions (number)       12          12           12
--------------------------------------------------------------------
Income                   $0.051708   $0.046753    $0.050201
--------------------------------------------------------------------
  Total                  $0.051708   $0.046753    $0.050201
--------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Class A shares generally are fund shares purchased with an initial sales charge. In the case of your fund, which has no sales charge, the reference is to shares purchased or acquired through the exchange of class A shares from another Putnam fund. Exchange of your fund's class A shares into another fund may involve a sales charge, however.

Class B shares generally are fund shares purchased with no initial sales charge but subject to a contingent deferred sales charge (CDSC) upon redemption. However, class B shares of your fund can be acquired only through exchange of class B shares from another fund or purchased by certain systematic plan shareholders. A contingent deferred sales charge is a charge applied at the time of redemption of class B shares and assumes redemption at the end of the period. The CDSC schedule will vary depending on whether the shares were acquired through exchange or through a systematic investment plan purchase. Consult your prospectus for details.

Class M shares generally have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption. In the case of your fund, which has no sales charge, exchange of your fund's class M shares into another fund may involve a sales charge, however.

COMPARATIVE BENCHMARKS

Lipper Money Market Fund Average, used for performance comparison purposes, is an arithmetic average of the total return of all money market mutual funds tracked by Lipper Analytical Services. Lipper is an independent rating organization for the mutual fund industry. Lipper rankings vary for other periods. The fund's holdings do not match those in the Lipper average and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Report of independent accountants
For the fiscal year ended September 30, 1998

To the Trustees and Shareholders of
Putnam Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Money Market Fund (the "fund") at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 10, 1998




Portfolio of investments owned
September 30, 1998

COMMERCIAL PAPER (85.4%) (a)                                                                   MATURITY
PRINCIPAL AMOUNT                                                                                 DATE                VALUE

Domestic (61.9%)
--------------------------------------------------------------------------------------------------------------------------
        $30,000,000  Asset Securitization Co-op Corp. 5.51s                                     11/6/98     $   29,830,108
         25,000,000  Asset Securitization Co-op Corp. 5.51s                                     11/2/98         24,873,729
         25,000,000  Asset Securitization Co-op Corp. 5.51s                                     10/29/98        24,889,035
         25,000,000  Bank Of New York Co. 5 1/2s                                                10/30/98        24,885,417
         19,500,000  Bellsouth Capital Funding Corp. 5.52s                                      10/9/98         19,473,090
         25,000,000  Chevron Transport Corp. 5.52s                                              10/16/98        24,938,667
         25,000,000  Chevron Transport Corp. 5.52s                                              10/7/98         24,973,167
         25,000,000  Chevron Transport Corp. 5.51s                                              11/4/98         24,866,076
         22,000,000  Ciesco L. P. 5.51s                                                         10/20/98        21,932,656
         30,000,000  Corporate Asset Funding Co. Inc. 5.51s                                     10/7/98         29,967,858
         20,000,000  Corporate Asset Funding Co. Inc. 5.49s                                     11/19/98        19,847,500
         35,000,000  Corporate Receivables Corp. 5 1/2s                                         11/20/98        34,727,292
         33,000,000  Corporate Receivables Corp. 5.46s                                          12/10/98        32,644,645
         28,000,000  Corporate Receivables Corp. 5.45s                                          12/11/98        27,694,800
         20,000,000  Corporate Receivables Corp. 5.45s                                          10/7/98         19,978,806
         25,000,000  CXC Inc. 5.52s                                                             10/22/98        24,915,667
         25,000,000  CXC Inc. 5.49s                                                             11/18/98        24,813,188
         19,000,000  CXC Inc. 5.45s                                                             12/9/98         18,798,653
         40,000,000  CXC Inc. 5.38s                                                             12/8/98         39,587,533
         30,000,000  Eureka Securitization Inc. 5.55s                                           10/9/98         29,958,375
         20,000,000  Eureka Securitization Inc. 5.52s                                           11/12/98        19,868,133
         25,000,000  Eureka Securitization Inc. 5.51s                                           11/20/98        24,804,854
         35,000,000  Eureka Securitization Inc. 5.51s                                           11/2/98         34,823,221
         16,000,000  Eureka Securitization Inc. 5.47s                                           12/2/98         15,846,840
         37,000,000  Falcon Asset Securitization Corp. 5.53s                                    10/5/98         36,971,582
         18,180,000  Falcon Asset Securitization Corp. 5.2s                                     12/3/98         18,011,936
         27,000,000  Florens Containers, Inc.
                       (Bank of America (LOC)) 5.52s                                            11/9/98         26,834,400
         25,000,000  Florens Containers, Inc.
                       (Bank of America (LOC)) 5 1/2s                                           12/14/98        24,713,541
         29,000,000  Ford Motor Credit Puerto Rico, Inc. 5.53s                                  10/2/98         28,991,091
         21,000,000  Ford Motor Credit Puerto Rico, Inc. 5.53s                                  10/1/98         20,996,774
         25,000,000  Ford Motor Credit Puerto Rico, Inc. 5.51s                                  10/7/98         24,973,215
         14,250,000  Formosa Plastics Corp.
                       (Bank of America (LOC)) 5.46s                                            12/16/98        14,083,584
         25,000,000  Formosa Plastics Corp.
                       (Bank of America (LOC)) 5.4s                                             12/17/98        24,707,500
         30,500,000  Formosa Plastics Corp.
                       (Bank of America (LOC)) 5.37s                                            12/18/98        30,140,583
         40,000,000  General Electric Capital Corp. 5 1/2s,                                     11/3/98         39,792,222
         24,900,000  General Electric Capital Corp. 5.48s                                       11/17/98        24,718,064
         40,000,000  General Electric Capital Corp. 5.36s                                       1/26/99         39,297,244
         91,014,000  General Motors Acceptance Corp. 5.8s                                       10/1/98         90,999,337
         35,000,000  Goldman Sachs 5 1/2s                                                       11/25/98        34,700,556
         33,000,000  Goldman Sachs 5.24s                                                        2/25/99         32,289,107
         40,000,000  Goldman Sachs 5.24s                                                        2/24/99         39,144,133
        129,000,000  Household Finance Corp. 5.8s                                               10/1/98        128,979,217
         40,000,000  International Business Machines Corp. 5.52s                                10/6/98         39,963,200
         26,000,000  Lehman Brothers Hldg. 5.6s                                                 10/30/98        25,878,667
         22,000,000  Lehman Brothers Hldg. 5.55s                                                11/12/98        21,854,158
         18,000,000  Lehman Brothers Hldg. 5.53s                                                11/30/98        17,831,335
         31,000,000  Lehman Brothers Hldg. 5.53s                                                11/12/98        30,795,236
         20,000,000  Merrill Lynch & Co., Inc. 5.53s                                            11/30/98        19,812,594
         25,000,000  Merrill Lynch & Co., Inc. 5.52s                                            10/14/98        24,946,333
         25,000,000  Merrill Lynch & Co., Inc. 5.51s                                            12/2/98         24,758,937
         30,000,000  Merrill Lynch & Co., Inc. 5 1/2s                                           12/3/98         29,706,667
         35,000,000  Morgan (J.P.) & Co., Inc. 5.546s                                           7/7/99          34,984,175
         30,000,000  Morgan (J.P.) & Co., Inc. 5.51s                                            11/5/98         29,834,700
         33,481,000  Morgan (J.P.) & Co., Inc. 5.46s                                            12/21/98        33,064,608
         25,000,000  Morgan Stanley Dean Witter & Co. 5.3s                                      2/10/99         24,510,486
         20,000,000  Morgan Stanley Dean Witter & Co. 5.3s                                      2/26/99         19,561,278
         33,000,000  Morgan Stanley Dean Witter & Co. 5 1/4s                                    3/10/99         32,225,187
         35,000,000  National Rural Utilities
                       Cooperative Finance Corp. 5.47s                                          11/19/98        34,734,097
         20,000,000  National Rural Utilities
                       Co-operative Finance Corp. 5.1s                                          2/12/99         19,617,500
         30,000,000  NationsBank Corp. 5.42s                                                    10/8/98         29,963,867
         27,000,000  Orix America, Inc. (Bank of America (LOC)) 5.37s                           10/9/98         26,963,753
         30,000,000  Orix America, Inc. (Bank of America (LOC)) 5.33s                           10/9/98         29,960,025
         32,000,000  PNC Bank NA 5.51s                                                          10/27/98        31,867,760
         25,000,000  PNC Bank NA 5 1/2s                                                         11/23/98        24,793,750
         30,000,000  Preferred Receivable Fundings Corp. 5.53s                                  10/13/98        29,940,092
         20,277,000  Preferred Receivables Fundings Corp. 5.49s                                 11/6/98         20,162,587
         21,650,000  Preferred Receivables Fundings Corp. 5 1/4s                                11/18/98        21,498,450
         31,000,000  Sheffield Receivables Corp. 5.58s                                          10/22/98        30,894,290
         30,000,000  Sheffield Receivables Corp. 5.54s                                          10/14/98        29,935,367
         20,000,000  Windmill Funding Corp. 5.54s                                               10/15/98        19,953,833
         25,000,000  Windmill Funding Corp. 5.53s                                               10/23/98        24,911,674
         13,349,000  Windmill Funding Corp. 5.51s                                               11/10/98        13,265,231
         40,000,000  Windmill Funding Corp. 5.48s                                               11/18/98        39,701,644
                                                                                                            --------------
                                                                                                            $2,137,174,877

Foreign (23.5%)
--------------------------------------------------------------------------------------------------------------------------
        $24,000,000  Abbey National North America Corp. 5 1/2s
                       (United Kingdom)                                                         11/23/98    $   23,802,000
         25,000,000  Banco Nacional De Comercio Ext.
                       (Barclays (LOC)) 5.47s (United Kingdom)                                  10/13/98        24,950,618
         22,000,000  Banco Nacional De Comercio Ext.
                       (Barclays (LOC)) 5.46s (United Kingdom)                                  10/13/98        21,956,623
         20,000,000  Banco Nacional De Mexico, S. A.
                       (Barclays (LOC)) 5.52s (United Kingdom)                                  11/3/98         19,895,733
         33,000,000  Banco Nacional De Mexico, S. A.
                       (Barclays (LOC)) 5.52s (United Kingdom)                                  10/28/98        32,858,320
         15,000,000  Banco Nacional De Mexico, S. A.
                       (Barclays (LOC)) 5.51s (United Kingdom)                                  12/10/98        14,836,996
         25,000,000  Bank Of Nova Scotia 5.52s (Canada)                                         10/20/98        24,923,333
         20,000,000  Canadian Imperial Bank Of Commerce
                       5.66s (Canada)                                                           2/26/99         19,996,065
         34,000,000  Commonwealth Bank of Australia 5.47s (Australia)                           12/17/98        33,597,043
         22,000,000  Commonwealth Bank of Australia 5.46s (Australia)                           12/31/98        21,693,027
         22,000,000  Commonwealth Bank of Australia 5.45s (Australia)                           10/19/98        21,936,719
         25,000,000  Contifinancial Corp 5.53s
                       (Dresdner (LOC)) (Germany)                                               11/5/98         24,861,750
         26,000,000  Contifinancial Corp. 5.53s (Dresdner
                       (LOC)) (Germany)                                                         10/27/98        25,892,165
         25,000,000  Contifinancial Corp. 5.53s
                       (Dresdner (LOC)) (Germany)                                               10/20/98        24,923,194
         16,000,000  Credit Suisse First Boston 5.51s (Switzerland)                             11/13/98        15,892,249
         40,000,000  Credit Suisse First Boston 5.51s (Switzerland)                             10/21/98        39,871,433
         26,000,000  Credit Suisse First Boston 5 1/2s (Switzerland)                            12/7/98         25,729,889
         35,000,000  Credit Suisse First Boston 5.45s (Switzerland)                             12/9/98         34,629,097
         31,000,000  Demir Funding Corp. (Bayerische
                       Vereinsbank (LOC)) 5.52s (Germany)                                       10/13/98        30,938,207
         25,000,000  Deutsche Bank Financial Inc. 5.51s (Germany)                               10/26/98        24,900,514
         39,000,000  Diageo Capital PLC 5.52s (United Kingdom)                                  10/8/98         38,952,160
         40,000,000  Diageo Capital PLC 5.51s (United Kingdom)                                  10/2/98         39,987,756
         20,000,000  Garanti Funding Corp. (Bayerische
                       Vereinsbank (LOC)) 5 1/2s (Germany)                                      11/4/98         19,893,056
         31,000,000  Galicia Buenos Aires Funding Corp.
                       (Dresdner Bank AG (LOC)) 5.14s (Germany)                                 3/9/99          30,291,822
         21,000,000  Girsa Funding Corp. (Societe General (LOC))
                       5.54s (France)                                                           1/27/99         20,615,432
         35,000,000  Scotiabanc Inc. 5.53 (Canada)                                              10/5/98         34,973,118
         35,000,000  Svenska Handelsbanken 5.51s (Sweden)                                       11/4/98         34,812,507
         21,250,000  TEB Funding Corporation
                       (Societe General (LOC)) 5.42s (France)                                   12/2/98         21,048,444
         20,000,000  Transportation de Gas del Sur S. A.
                       (Dresdner Bank AG (LOC)) 5.52s (Germany)                                 10/19/98        19,941,733
         12,960,000  United Bank of Switzerland 5 3/4s (Switzerland)                            10/1/98         12,957,930
         30,000,000  United Bank of Switzerland 5.46s (Switzerland)                             12/8/98         29,686,050
                                                                                                            --------------
                                                                                                            $  811,244,983
                                                                                                            --------------
                     Total Commercial Paper (cost $2,948,419,860)                                           $2,948,419,860

CERTIFICATES OF DEPOSIT (5.9%) (a)                                                             MATURITY
PRINCIPAL AMOUNT                                                                                 DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------
        $30,000,000  Bank Of New York Co. 5 1/2s                                                2/17/99     $   29,964,348
         30,000,000  Canadian Imperial Bank of Commerce
                       5.55s (Canada)                                                           10/6/98         30,000,000
         11,000,000  Credit Suisse 5.6s (Switzerland)                                           10/13/98        10,999,688
         25,000,000  Fleet National Bank 5.59s                                                  11/30/98        25,000,000
         25,000,000  National Australia Bank 5.85s (Australia)                                  10/5/98         25,000,000
         27,000,000  Rabobank Nederland 5.71s (Netherlands)                                     5/21/99         26,984,992
         21,000,000  Societe Generale 5.785s (France)                                           5/12/99         20,995,488
         16,000,000  Societe Generale 5.7s (France)                                             3/3/99          15,992,336
         20,000,000  Societe Generale 5.695s (France)                                           3/23/99         19,995,330
                                                                                                            --------------
                     Total Certificates of Deposit (cost $204,932,182)                                      $  204,932,182

U.S. GOVERNMENT & AGENCY OBLIGATIONS (4.8%) (a)                                                MATURITY
PRINCIPAL AMOUNT                                                                                 DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------
        $40,000,000  Federal Home Loan Banks 5.06s                                              12/28/98    $   39,499,622
         50,000,000  Federal National Mortgage Associations 5.21s                               12/23/98        49,392,165
         80,000,000  Federal National Mortgage Association 5.12s                                3/4/99          78,236,444
                                                                                                            --------------
                     Total U. S. Government & Agency Obligations
                       (cost $167,128,231)                                                                  $  167,128,231

BANK NOTES (2.9%) (a)                                                                          MATURITY
PRINCIPAL AMOUNT                                                                                 DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------
        $20,000,000  First National Bank of Boston 5.65s                                        11/10/98    $   20,000,000
         26,000,000  First National Bank of Boston 5.59s                                        10/8/98         26,000,000
         30,000,000  First National Bank of Boston 5.58s                                        11/13/98        30,000,000
         25,000,000  Westpac Banking Corp 6s (Australia)                                        12/11/98        25,000,000
                                                                                                            --------------
                     Total Bank Notes (cost $101,000,000)                                                   $  101,000,000

FOREIGN GOVERNMENT BONDS AND NOTES (1.2%) (a)(cost $41,460,300)
PRINCIPAL AMOUNT                                                                            MATURITY DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
        $42,000,000  Canada Treasury bills 5.55s                                                10/6/98     $   41,460,300
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,462,940,573) (b)                                            $3,462,940,573
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,453,472,446.

  (b) The aggregate identified cost on a tax basis is the same.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
September 30, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                            $3,462,940,573
-----------------------------------------------------------------------------------------------
Cash                                                                                        937
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        9,193,567
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               39,344,767
-----------------------------------------------------------------------------------------------
Total assets                                                                      3,511,479,844

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   553,570
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     21,498,450
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           32,318,931
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,492,063
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              379,994
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           43,474
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7,588
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  346,670
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  366,658
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    58,007,398
-----------------------------------------------------------------------------------------------
Net assets                                                                       $3,453,472,446

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Note 4)                                                         $3,453,472,446
-----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class
A share ($2,598,891,158 divided by 2,598,891,158 shares) *                                $1.00
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($759,748,495 divided by 759,748,495 shares)**                                            $1.00
-----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class M share
($94,832,793 divided by 94,832,793 shares)*                                               $1.00
-----------------------------------------------------------------------------------------------

  * Offered at net asset value

 ** Class B shares are available only by exchange of class B shares from other Putnam funds and to certain systematic investment plan investors.  For investors who acquired class B shares through an exchange, the applicable contingent deferred sales charge will depend upon the fund which you exchanged.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended September 30, 1998

Interest income                                                                    $156,701,286
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      8,788,929
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        5,412,041
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        72,026
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         24,582
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 2,403,508
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   101,771
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 108,499
-----------------------------------------------------------------------------------------------
Registration fees                                                                       548,980
-----------------------------------------------------------------------------------------------
Auditing                                                                                 54,633
-----------------------------------------------------------------------------------------------
Legal                                                                                    30,473
-----------------------------------------------------------------------------------------------
Postage                                                                                 319,275
-----------------------------------------------------------------------------------------------
Other                                                                                   411,228
-----------------------------------------------------------------------------------------------
Total expenses                                                                       18,275,945
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,455,975)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         16,819,970
-----------------------------------------------------------------------------------------------
Net investment income                                                               139,881,316
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $139,881,316
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $  139,881,316  $  130,577,733
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                139,881,316     130,577,733
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                        (113,849,258)   (106,719,970)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (22,607,932)    (21,583,487)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (3,424,126)     (2,274,276)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   849,862,355     476,931,642
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        849,862,355     476,931,642

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 2,603,610,091   2,126,678,449
---------------------------------------------------------------------------------------------------------------
End of year                                                                      $3,453,472,446  $2,603,610,091
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the eleven
Per-share                                                                                                        months ended
operating performance                                                Year ended September 30                         Sept. 30++
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                              $.0517           $.0505           $.0507           $.0521           $.0299
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                               .0517            .0505            .0507            .0521            .0299
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                               $(.0517)         $(.0505)         $(.0507)         $(.0521)         $(.0299)
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            5.29             5.17             5.19             5.33             3.03*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $2,598,891       $2,134,223       $1,659,288       $1,189,640       $1,101,171
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .58              .57              .57              .62              .58*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            5.20             5.06             5.00             5.23             3.03*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

 ++ The fiscal year end has advanced from October 31 to September 30.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the eleven
Per-share                                                                                                        months ended
operating performance                                                Year ended September 30                         Sept. 30++
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                              $.0468           $.0455           $.0457           $.0469           $.0251
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                               .0468            .0455            .0457            .0469            .0251
------------------------------------------------------------------------------------------------------------------------------------
 Total distributions                              $(.0468)         $(.0455)         $(.0457)         $(.0469)         $(.0251)
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            4.78             4.65             4.67             4.80             2.54*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $759,748         $410,885         $438,316         $256,533         $194,187
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.08             1.07             1.07             1.12             1.03*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            4.69             4.57             4.51             4.75             2.77*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

 ++ The fiscal year end has advanced from October 31 to September 30.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Dec. 8, 1994+
operating performance                                                         Year ended September 30             to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               $.0502           $.0490           $.0490           $.0434
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                .0502            .0490            .0490            .0434
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                $(.0502)         $(.0490)         $(.0490)         $(.0434)
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             5.14             5.01             5.02             4.43*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $94,833          $58,502          $29,075           $8,440
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .73              .72              .72              .67*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             5.04             4.92             4.82             4.29*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

 ++ The fiscal year end has advanced from October 31 to September 30.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Notes to financial statements
September 30, 1998

Note 1
Significant accounting policies

Putnam Money Market Fund (the "fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks current income consistent with preservation of capital and maintenance of liquidity. The fund achieves its objective by investing in a portfolio of high-grade short-term obligations. The fund may invest up to 100% of its assets in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit industries.

The fund offers class A, class B and class M shares. Each class of shares is sold without a front-end sales charge. Class B shares are offered only in exchange for class B shares of other Putnam funds, or purchased by certain systematic investments plans. Shareholders who acquired class B shares through an exchange are subject to the same contingent deferred sales charge schedule as the fund from which they were exchanged. Class B shares, which convert to Class A shares, after approximately eight years, pay an ongoing distribution fee, and are subject to a contingent deferred sales charge if the shares are redeemed within six years of purchase (including any holding period of the shares in other Putnam funds). Class M shares pay an ongoing distribution fee lower than class B shares but are not subject to a contingent deferred sales charge.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Security transactions Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

D) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

E) Interest income and distributions to shareholders Interest is recorded on the accrual basis. Income dividends (and distributions of realized gains, if any) are recorded daily by the fund and are distributed monthly to the shareholders.

F) Amortization of bond premium and accretion of bond discount Premiums and discounts from purchases of short-term investments are amortized/accreted using the straight-line method.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.50% of the first $100 million of average net assets, 0.40% of the next $100 million, 0.35% of the next $300 million, 0.325% of the next $500 million, and 0.30% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1998, fund expenses were reduced by $1,455,975 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,690 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class B shares and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.75% and 1.00% of the average net assets attributable to class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.50% and 0.15% of the average net assets attributable to class B and class M shares, respectively.

For the year ended September 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $3,309,921 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended September 30, 1998, Putnam Mutual Funds Corp., acting as the underwriter received no monies in contingent deferred sales charges from redemptions of class A shares acquired through an exchange from another fund. For the year ended September 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended September 30, 1998, purchases and sales (including maturities) of investment securities (all short-term obligations) aggregated $65,217,124,270 and $64,264,846,755, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At September 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                                    Year ended
                                                   September 30
--------------------------------------------------------------------
Class A                                      1998               1997
--------------------------------------------------------------------
Shares sold                         6,667,169,273     15,480,603,384
--------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         108,688,157        101,004,236
--------------------------------------------------------------------
                                    6,775,857,430     15,581,607,620

Shares
repurchased                        (6,311,189,399)   (15,106,672,041)
--------------------------------------------------------------------
Net increase                          464,668,031        474,935,579
--------------------------------------------------------------------

                                                    Year ended
                                                   September 30
--------------------------------------------------------------------
Class B                                      1998               1997
--------------------------------------------------------------------
Shares sold                         2,232,701,520      2,550,729,879
--------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                          20,739,502         19,704,929
--------------------------------------------------------------------
                                    2,253,441,022      2,570,434,808

Shares
repurchased                        (1,904,577,891)    (2,597,865,336)
--------------------------------------------------------------------
Net increase
(decrease)                            348,863,131        (27,430,528)
--------------------------------------------------------------------

                                                    Year ended
                                                   September 30
--------------------------------------------------------------------
Class M                                      1998               1997
--------------------------------------------------------------------
Shares sold                           361,506,694        431,207,895
--------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           3,282,134          2,183,663
--------------------------------------------------------------------
                                      364,788,828        433,391,558

Shares
repurchased                          (328,457,635)      (403,964,967)
--------------------------------------------------------------------
Net increase                           36,331,193         29,426,591
--------------------------------------------------------------------



Federal tax information
(Unaudited)

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Steven M. Oristaglio
Vice President

Jerome J. Jacobs
Vice President

Blake E. Anderson
Vice President

Joanne Driscoll
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com

BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

AN039 47017 010/879/534 11/98